S000005563 [Member] Expense Example, No Redemption - Nuveen Real Estate Securities Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 688
Expense Example, No Redemption, 3 Years	937
Expense Example, No Redemption, 5 Years	1,222
Expense Example, No Redemption, 10 Years	2,030
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,357
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	1,257
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 1,011